(Columbia Marsico International Opportunities Fund)

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico International Opportunities Fund

(the "Fund")

Supplement dated January 25, 2013 to

the Fund's prospectus dated November 8, 2012, as supplemented

The Fund's prospectus offering Class R4 shares is revised and supplemented as follows to reflect certain fee changes effective January 23, 2013:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Marsico International Opportunities Fund)		Class R4 Shares
Management fees	[1]	0.85%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.24%
Total annual Fund operating expenses		1.09%
[1]	Management fees have been restated to reflect contractual changes to investment advisory and administrative fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example (Columbia Marsico International Opportunities Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R4 Shares	111	347	601	1,329